EXHIBIT 99.2

John Deere Owner Trust 2010

Statement to Certificateholders

$224,000,000   Class A-1  0.34384%  Asset Backed Notes due May 16, 2011

$147,000,000   Class A-2  0.72000%  Asset Backed Notes due July 16, 2012

$267,000,000   Class A-3  1.32000%  Asset Backed Notes due May 15, 2014

$70,189,000   Class A-4  2.13000%  Asset Backed Notes due October 17, 2016

$39,240,380  Asset Backed Certificates

Payment Date:			15-Oct-12

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-3 Notes:	$9,381,597.33
		per $1,000 original principal amount:	$35.14

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$9,381,597.33

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(iii) Class A-3 Notes:	$46,791.97
		per $1,000 original principal amount:	$0.18

		(iv) Class A-4 Notes:	$124,585.48
		per $1,000 original principal amount:	$1.78

		(v) Total:	$171,377.45

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$140,861,976.81

	(b)	Note Value at end of related Collection Period:	$142,585,937.88

	(c)	Pool Face Amount at the end of related Collection Period:	$149,463,118.91

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii) A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii) A-2 Note Pool Factor:	0.0000000

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	(c)	(i) Outstanding Principal Amount of Class A-3 Notes:	$33,156,557.88
		(ii) A-3 Note Pool Factor:	0.1241819

	(d)	(i) Outstanding Principal Amount of Class A-4 Notes:	$70,189,000.00
		(ii) A-4 Note Pool Factor:	1.0000000

	(e)	(i) Certificate Balance:	$39,240,380.00
		(ii) Certificate Pool Factor:	1.0000000

(5)	Amount of Servicing Fee:		$125,244.95
	per $1,000 original principal amount:		$0.17
	(a)	Amount of Servicing Fee earned:	$125,244.95
	(b)	Amount of Servicing Fee paid:	$125,244.95
	(c)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Aggregate Purchase Amounts for Collection Period:		$0.00

(10)	(i)	Amount in Reserve Account:	$14,948,588.00
	(ii)	Specified Reserve Account Balance:	$14,948,588.00

(11)	(i)	Face Amount of Receivables 60 days or more past due:	$2,710,378.92
	(ii)	Face Amount of Receivables 60 days or more past due as a% of the Pool Balance:	1.92%

(12)	(i)	Aggregate amount of net losses for the collection period:	$30,104.76
	(ii)	Cumulative amount of net losses:	$1,418,658.33
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.19%

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